Note 16 - Share-based Compensation (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2021	Sep. 30, 2019
Share-Based Payment Arrangement, Expense	$ 236,000	$ 102,000	$ 753,000
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number	1,776,000	0
The 2020 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized	5,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized, Percentage of Outstanding Shares	10.00%
The 2020 Plan [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted	1,776,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number	1,776,000
Share-Based Payment Arrangement, Expense	$ 272
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 1,877
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	3 years 8 months 12 days
The 2019 Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized					2,250,000
Share-Based Payment Arrangement, Expense	$ 0	$ 102,000	$ 753,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross				2,250,000